Intangible Assets - Summary of Goodwill by Cash Generating Unit (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Apr. 03, 2019	Dec. 31, 2018
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 341,067		$ 36,043
Marketplace
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	130,993		16,368
Browns – Platform
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	19,015		$ 19,675
Curiosity China
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	3,039	$ 3,039
New Guards
Intangible Assets Other Than Goodwill [Abstract]
Goodwill	$ 188,020